Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Stockholders’ Equity

8. Stockholders’ Equity

Merger and Related Share Consolidation

On April 6, 2026, the Company effected the Share Consolidation of its outstanding shares of common stock pursuant to which every 50 shares of issued and outstanding common stock were converted into one share of common stock. No fractional shares were issued in connection with the Share Consolidation. Stockholders of record who otherwise were entitled to receive fractional shares received an amount in cash (without interest or deduction) equal to the fraction of one share to which such stockholder was otherwise entitled multiplied by the closing price of the common stock on The Nasdaq Capital Market on April 6, 2026. All share and per share amounts prior to the effective date of the Share Consolidation included within these condensed consolidated financial statements have been retrospectively adjusted to reflect the Share Consolidation.

November 2025 Standby Equity Purchase Agreement

In November 2025, in connection with the entry into the PPAs (as defined in Note 1), the Company entered into the SEPA with Yorkville pursuant to which the Company has the right to sell to Yorkville SEPA Shares to the Commitment Amount, over a 36-month period. Sales of SEPA Shares to Yorkville and the timing of any such sales are at the Company’s option, and the Company is under no obligation to sell such shares to Yorkville. The SEPA will automatically terminate on the earliest to occur of (i) the 36-month anniversary of the effective date or (ii) the date on which Yorkville has purchased SEPA Shares equal to the Commitment Amount. The Company has the right to terminate the SEPA at no cost or penalty with five trading days’ written notice. The Company and Yorkville may also agree to terminate the SEPA by mutual written consent.

Each advance (each, a “SEPA Advance”) the Company requests from Yorkville may be for a number of SEPA Shares up to 100% of the average daily trading volume of the Company’s common stock on The Nasdaq Capital

Market during the five trading days immediately prior to the date of the Company’s request. The SEPA Shares delivered by the Company will be purchased by Yorkville at a price equal to 97% of the lowest daily volume weighted average price (“VWAP”) of the Company’s common stock during the three trading days prior to the request, subject to a minimum price that may be specified in the Company’s request.

The issuance of shares under the SEPA is subject to further limitations and conditions, including that the shares of common stock beneficially owned by each Investor and its affiliates at any one time will not exceed 4.99% of the then-outstanding shares of the Company’s common stock.

As consideration for Yorkville’s commitment to purchase SEPA Shares, the Company paid Yorkville a cash structuring fee and issued 4,868 shares of common stock to Yorkville. Such fees, totaling approximately $0.3 million, were expensed as incurred and are presented as a component of other income (expense) on the condensed consolidated statements of operations and comprehensive income (loss). During three and six months ended June 30, 2026, 0 and 48,092 SEPA Shares were sold under the SEPA, respectively, with gross proceeds to the Company totaling approximately $0.0 million and $0.4 million, respectively.

December 2024 Offering and Warrant Issuance

In December 2024, the Company closed on an offering (the “December 2024 Offering”) of 193,581 shares of common stock at a price of $47.60 per share with accompanying warrants to purchase up to 193,581 shares of common stock, which initially had an exercise price of $59.50 per share (the “Warrants”). Pursuant to the re-pricing mechanism contained in the Warrants, the exercise price of the Warrants was reduced to $4.35 to match the lowest VWAP of our common stock during the eleven (11) trading days commencing five (5) trading days immediately preceding the Share Consolidation and ending five (5) trading days immediately following the Share Consolidation. As discussed in Note 4, the Company recorded a liability at fair value related to the issuance of the Warrants, with changes in fair value each reporting period recognized as a component of other income (loss) in the Company’s unaudited condensed consolidated statements of operations and comprehensive income (loss). The fair value of the warrant liability as of June 30, 2026 was determined using the adjusted exercise price of $4.35. The accompanying Warrants became exercisable on June 20, 2025 and will expire five years from the date of initial exercisability. There were 193,581 Warrants outstanding and exercisable at June 30, 2026.

2020 Equity Incentive Plan

Under the 2020 Equity Incentive Plan (the “2020 Plan”), the Company may grant awards of common stock to the Company’s employees, consultants and non-employee directors pursuant to option awards, stock appreciation rights awards, restricted stock awards, restricted stock unit awards, performance stock awards, performance stock unit awards and other stock-based awards. As of June 30, 2026 and December 31, 2025, the total number of common shares authorized for issuance under the 2020 Plan was 276,246 and 245,477, respectively. On January 1st of each year, commencing with the first January 1st following the effective date of the 2020 Plan, the shares authorized for issuance under the 2020 Plan shall be increased by the number of shares equal to the lesser of 4% of the total number of shares outstanding on the immediately preceding December 31st and such lesser number of shares determined by the Company’s board of directors. The maximum term of the options granted under the 2020 Plan is no more than ten years. Awards under the 2020 Plan generally vest at 25% one year from the vesting commencement date and ratably each month thereafter for a period of 36 months, subject to continuous service as an employee, non-employee director, or independent contractor.

Stock-based compensation expense recognized for all equity awards under the 2020 Plan for the three and six months ended June 30, 2026 and 2025 has been reported in the condensed consolidated statements of operations and comprehensive income (loss) as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Research and development	$135	$567	$457	$1,342
General and administrative	484	810	1,118	1,680
Total	$619	$1,377	$1,575	$3,022

Restricted Stock Units

The following table summarizes RSU activity under the 2020 Plan for the six months ended June 30, 2026:

	Number of Shares	Weighted - Average Grant Date Fair Value
Outstanding at December 31, 2025	49,254	$58.95
Granted	30,120	$8.57
Vested	(12,939)	$43.97
Forfeited	(9,031)	$54.02
Outstanding at June 30, 2026	57,404	$36.67

As of June 30, 2026, total unrecognized stock-based compensation expense for RSUs was $1.5 million, which is expected to be recognized over a remaining weighted-average period of approximately 3.1 years.

Stock Options

The following table summarizes stock option activity under the 2020 Plan for the six months ended June 30, 2026:

	Number of Options	Weighted - Average Exercise Price Per Share	Weighted - Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance at December 31, 2025	117,703	$393.71	6.43	$—
Forfeited	(3,417)	$198.71
Expired	(227)	$785.66
Balance at June 30, 2026	114,059	$388.45	5.07	$—
Vested and expected to vest at June 30, 2026	114,059	$388.45	5.07	$—
Exercisable at June 30, 2026	105,840	$404.00	4.94	$—

As of June 30, 2026, total unrecognized stock-based compensation cost for unvested common stock options was $1.1 million, which is expected to be recognized over a remaining weighted-average period of approximately 0.7 years. There were no stock options granted during the six months ended June 30, 2026. The total fair value of options vested during the six months ended June 30, 2026 was $1.0 million. Upon option exercise, the Company issues new shares of its common stock.

Employee Stock Purchase Plan

The Employee Stock Purchase Plan (the “ESPP”) permits participants to purchase common stock through payroll deductions of up to 15% of their eligible compensation. As of June 30, 2026 and December 31, 2025, a total of 77,008 shares and 60,717 shares, respectively, of common stock were authorized for issuance under the ESPP. The number of shares of common stock authorized for issuance will automatically increase on January 1 of each calendar year, from January 1, 2021 through January 1, 2030 by the least of (i) 1.0% of the total number of common shares of our common stock outstanding on December 31 of the preceding calendar year (calculated on a fully diluted basis), (ii) 18,593 common shares or (iii) a number determined by the Company’s board of directors that is less than (i) and (ii). The Company issued 800 and 2,709 of common stock under the ESPP during the six months ended June 30, 2026 and 2025. As of June 30, 2026, 59,278 shares of common stock remained available for issuance under the ESPP. Stock-based compensation expense related to the ESPP for the three and six months ended June 30, 2026 and 2025 was immaterial.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance are as follows in common equivalent shares:

	June 30, 2026	December 31, 2025
Warrants for the purchase of common stock	193,581	193,581
Common stock options and restricted stock units issued and outstanding	171,463	166,257
Awards available for future issuance under the 2020 Plan	39,200	26,013
Awards available for future issuance under the ESPP	59,278	43,786
Shares available for future conversions of PPAs	—	136,923
Total common stock reserved for future issuance	463,522	566,560

8. Stockholders’ Equity

Description of securities of Delaware corporation

The Company is authorized to issue 200,000,000 shares of preferred stock, par value $0.0001 per share, 350,000,000 shares of common stock, par value $0.0001 per share, and 15,368,569 shares of Class B common stock, par value $0.0001 per share.

Dividends

Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of the Company’s common stock and Class B common stock are entitled to receive dividends only if declared from time to time by the Company’s board of directors out of assets which are legally available.

Liquidation preferences

Upon any liquidation, dissolution or winding-up of the Company, holders of the Company’s common stock and Class B common stock are entitled to share ratably in all assets remaining after payment of all liabilities and the liquidation preferences of any of our outstanding shares of preferred stock.

Conversion

Holders of the Company’s common stock have no conversion rights, while holders of the Company’s Class B common stock shall have the right to convert each share of Class B common stock into one share of common stock at such holder’s election, provided that as a result of such conversion, such holder would not beneficially own in excess of 4.99% of any class of the Company’s securities registered under the Securities Exchange Act of 1934, as amended, unless otherwise as expressly provided for in the Company’s amended and restated certificate of incorporation. This ownership limitation may be increased or decreased to any other percentage designated by such holder of Class B common stock upon 61 days’ notice to the Company.

Voting rights

Except as otherwise expressly provided in the Company’s amended and restated certificate of incorporation or as required by applicable law, on any matter that is submitted to a vote by the Company’s stockholders, holders of the Company’s common stock are entitled to one vote per share of common stock, and holders of the Company’s Class B common stock are not entitled to any votes per share of Class B common stock, including for the election of directors.

November 2025 Standby Equity Purchase Agreement

In November 2025, in connection with the entry into the PPAs (as defined in Note 1), the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with Yorkville pursuant to which the Company has the right to sell to Yorkville up to $15.0 million of shares of common stock (the “Commitment Amount”, and such shares, the “SEPA Shares”), over a 36-month period. Sales of SEPA Shares to Yorkville and the timing of any such sales are at the Company’s option, and the Company is under no obligation to sell such shares to Yorkville. The SEPA will automatically terminate on the earliest to occur of (i) the 36-month anniversary of the effective date or (ii) the date on which Yorkville has purchased SEPA Shares equal to the Commitment Amount. The Company has the right to terminate the SEPA at no cost or penalty with five trading days’ written notice. The Company and Yorkville may also agree to terminate the SEPA by mutual written consent.

Each advance (each, a “SEPA Advance”) the Company requests from Yorkville may be for a number of SEPA Shares up to 100% of the average daily trading volume of the Company’s common stock on The Nasdaq Capital Market during the five trading days immediately prior to the date of the Company’s request. The SEPA Shares delivered by the Company will be purchased by Yorkville at a price equal to 97% of the lowest daily VWAP of the Company’s common stock during the three trading days prior to the request, subject to a minimum price that may be specified in the Company’s request.

The Company may not request a SEPA Advance until all amounts outstanding under the Pre-Paid Advance (as defined in Note 1) have been repaid in full, unless an Amortization Event (as defined in Note 7) has occurred and is continuing, provided that all proceeds from any such SEPA Advance are used to repay the obligations outstanding under the Pre-Paid Advance.

The issuance of shares under the SEPA is subject to further limitations and conditions, including that the shares of common stock beneficially owned by each Investor and its affiliates at any one time will not exceed 4.99% of the then-outstanding shares of the Company’s common stock. Pursuant to the rules of The Nasdaq Capital Market, the total aggregate number of shares issuable under the terms of the PPAs (as defined in Note 7) and the SEPA was initially limited to a number equivalent to 19.99% of the outstanding shares of the common stock as of November 17, 2025 (the “Exchange Cap”). On December 30, 2025, the Company’s stockholders approved the issuance of shares under the PPAs and the SEPA in excess of the Exchange Cap.

As consideration for Yorkville’s commitment to purchase SEPA Shares, the Company paid Yorkville a cash structuring fee and issued 4,868 shares of common stock to Yorkville. Such fees, totaling approximately $0.3 million, were expensed as incurred and are presented as a component of other income (expense) on the consolidated statements of operations and comprehensive loss. During the year ended December 31, 2025, no SEPA Shares were sold under the SEPA.

December 2024 Offering and Warrant Issuance

In December 2024, the Company closed on an offering (the “December 2024 Offering”) of 193,581 shares of common stock at a price of $47.60 per share with accompanying warrants to purchase up to 193,581 shares of common stock, which have an exercise price of $59.50 per share (the “Warrants”). The gross proceeds from the December 2024 Offering were approximately $9.2 million, before deducting $0.7 million of placement agent fees and other offering expenses payable by the Company. As discussed in Note 4, the Company recorded a liability at fair value related to the issuance of the Warrants, with changes in fair value each reporting period recognized as a component of other income (loss) in the Company’s consolidated statements of operations and comprehensive loss. The accompanying Warrants became exercisable on June 20, 2025 and will expire five years from the date of initial exercisability. There were 193,581 Warrants outstanding and exercisable at December 31, 2025.

2020 Equity Incentive Plan

On October 29, 2020, the Company’s board of directors approved the adoption of the BioAtla, Inc. 2020 Equity Incentive Plan (the “2020 Plan”) and approved certain amendments to the 2020 Plan in December 2020. The Company’s stockholders approved the 2020 Plan, as amended, in December 2020. Under the 2020 Plan, the Company may grant awards of common stock to the Company’s employees, consultants and non-employee directors pursuant to option awards, stock appreciation rights awards, restricted stock awards, restricted stock unit awards, performance stock awards, performance stock unit awards and other stock-based awards. As of December 31, 2025 and 2024, the total number of common shares authorized for issuance under the 2020 Plan was 245,477 and 214,708, respectively. On January 1st of each year, commencing with the first January 1st following the effective date of the 2020 Plan, the shares authorized for issuance under the 2020 Plan shall be increased by the number of shares equal to the lesser of 4% of the total number of shares outstanding on the immediately preceding December 31st and such lesser number of shares determined by the Company’s board of directors. The maximum term of the options granted under the 2020 Plan is no more than ten years. Awards under the 2020 Plan generally vest at 25% one year from the vesting commencement date and ratably each month thereafter for a period of 36 months, subject to continuous service.

On February 26, 2023, the Compensation Committee of the Company’s board of directors approved a modification to the Company’s 2020 Plan to allow vesting of RSUs or stock options, as applicable, subject to the grantee’s continued service to the Company and/or one of its subsidiaries as an employee, non-employee director, or independent contractor.

Stock-based compensation expense recognized for all equity awards under the 2020 Plan has been reported in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Years ended December 31,
	2025	2024
Research and development	$2,199	$4,238
General and administrative	3,235	4,683
Total	$5,434	$8,921

Restricted Stock Units

The following table summarizes RSU activity under the 2020 Plan for the year ended December 31, 2025:

	Number of Shares	Weighted - Average Grant Date Fair Value
Outstanding at December 31, 2024	31,060	$124.00
Granted	37,260	$16.00
Vested	(14,565)	$119.00
Forfeited	(5,077)	$54.50
Outstanding at December 31, 2025	48,678	$50.00

As of December 31, 2025, total unrecognized stock-based compensation expense for RSUs was $2.2 million, which is expected to be recognized over a remaining weighted-average period of approximately 2.7 years.

Stock Options

The following table summarizes stock option activity under the 2020 Plan for the year ended December 31, 2025:

	Number of Options	Weighted - Average Exercise Price Per Share	Weighted - Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at December 31, 2024	121,920	$382.50	7.59	$—
Granted	180	$34.00
Exercised	—	$—
Forfeited	(3,011)	$277.00
Expired	(1,507)	$424.00
Balance at December 31, 2025	117,582	$384.00	6.43	$—
Vested and expected to vest at December 31, 2025	117,582	$384.00	6.43	$—
Exercisable at December 31, 2025	97,973	$421.00	6.29	$—

As of December 31, 2025, total unrecognized stock-based compensation cost for unvested common stock options was $2.7 million, which is expected to be recognized over a remaining weighted-average period of approximately 1.1 years. The weighted- average grant date fair value of stock options granted during the years ended December 31, 2025 and 2024 was $25.50 per share and $102.00 per share, respectively. The total fair value of options vested during the years ended December 31, 2025 and 2024 was $4.3 million and $9.7 million, respectively. Upon option exercise, the Company issues new shares of its common stock.

The assumptions used in the Black-Scholes option pricing model to determine the fair value of stock option grants were as follows:

	Years ended December 31,
	2025	2024
Expected volatility	95.3%	88.7%
Risk-free interest rate	3.65%	4.25%
Expected dividend yield	0.0%	0.0%
Expected term	5.29 years	5.95 years

Expected volatility. As the Company’s common stock does not have a significant trading history, the expected volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biotechnology industry.

Risk-free interest rate. The Company bases the risk-free interest rate assumption on the U.S. Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued.

Expected dividend yield. The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present plans to pay cash dividends.

Expected term. For employees, the expected term represents the period of time that options are expected to be outstanding. Because the Company has minimal historical exercise behavior, it determines the expected life assumption using the simplified method, which is an average of the contractual term of the option and its vesting period. For nonemployees, the expected term is generally the contractual term of the option.

Employee Stock Purchase Plan

In December 2020, the Company’s board of directors and stockholders approved the BioAtla, Inc. Employee Stock Purchase Plan (the “ESPP”). The ESPP permits participants to purchase common stock through payroll deductions of up to 15% of their eligible compensation. As of December 31, 2025 and 2024, a total of 60,717 shares and 45,632 shares, respectively, of common stock were authorized for issuance under the ESPP. The number of shares of common stock authorized for issuance will automatically increase on January 1 of each calendar year, from January 1, 2021 through January 1, 2030 by the least of (i) 1.0% of the total number of common shares of our common stock outstanding on December 31 of the preceding calendar year (calculated on a fully diluted basis), (ii) 18,593 common shares or (iii) a number determined by the Company’s board of directors that is less than (i) and (ii). The Company issued 5,136 and 5,308 shares of common stock under the ESPP during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025, 43,786 shares of common stock remained available for issuance under the ESPP. Stock-based compensation expense related to the ESPP for the twelve months ended December 31, 2025 and 2024 was $0.1 million and $0.2 million, respectively.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance are as follows in common equivalent shares:

	December 31,
	2025	2024
Warrants for the purchase of common stock	193,581	193,581
Common stock options and restricted stock units issued and outstanding	166,257	152,980
Awards available for future issuance under the 2020 Plan	26,013	23,086
Awards available for future issuance under the ESPP	43,786	33,837
Shares available for future conversions of PPAs	136,923	—
Total common stock reserved for future issuance	566,560	403,484